Operating leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Cash payments for operating leases	¥ 761,352	¥ 707,140	¥ 584,660
ROU assets obtained in exchange for operating lease liabilities	¥ 910,144	¥ 1,158,347	¥ 349,432
Weighted average remaining lease term	2 years 5 months 8 days
Weighted average discount rate	4.75%